STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
General and administrative expenses	$ 1,500	$ 2,533,427			$ 92,008		$ 2,668,889	$ 112,582		$ 309,169
General and administrative expenses - related party	0	52,500			52,500		105,000	70,000		175,000
Franchise tax expense	800	49,863			50,050		99,228	99,750		199,700
Loss from operations	(2,300)	(2,635,790)		$ (198,480)	(194,558)	$ (87,774)	(2,873,117)	(282,332)	$ (480,812)	(683,869)
Interest income from investments in Trust Account	0	6,719		73,393	78,823	42,685	52,676	121,508	194,901	254,149
Change in fair value of derivative warrant liabilities	0	(3,491,670)		(2,279,000)	(2,503,000)	(416,670)	2,385,000	(2,919,670)	(5,198,670)	(7,583,670)
Offering costs associated with derivative warrant liabilities	0					(315,080)		(315,080)	(315,080)	(315,080)
Income (loss) before income tax expense	(2,300)	(6,120,741)			(2,618,735)		(435,441)	(3,395,574)		(8,328,470)
Income tax expense	0			(12,573)					(12,573)	11,434
Net loss	$ (2,300)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)	$ (435,441)	$ (3,395,574)	$ (5,812,234)	(8,339,904)
Class A common stock
Interest income from investments in Trust Account										$ 254,000
Weighted average shares outstanding	0	23,000,000		23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000	23,000,000
Basic and diluted net loss per share	$ 0			$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00	$ 0
Class B common stock
Net loss	$ (2,300)									$ (8,300,000)
Weighted average shares outstanding	5,000,000	5,750,000		5,750,000	5,750,000	5,156,593	5,750,000	5,453,297	5,552,920	5,602,459
Basic and diluted net loss per share	$ 0.00	$ (1.06)		$ (0.42)	$ (0.46)	$ (0.15)	$ (0.08)	$ (0.62)	$ (1.05)	$ (1.49)